OTHER DISCLOSURES - Contingent Assets and Contingent Liabilities (Details) kr in Millions	12 Months Ended
	Dec. 31, 2019 DKK (kr) agreement	Dec. 31, 2018 DKK (kr) agreement	Dec. 31, 2017 DKK (kr)
Derivative Financial Instruments
Collateral amount of derivative liabilties	kr 50.0	kr 50.0
Outstanding derivatives	0.0
Cash position	50.0	50.0
Minimum required cash position	258.5
Total impact on financial position on termination of services	46.0	42.0	kr 40.0
Trade Receivables
Derivative Financial Instruments
Outstanding derivatives	kr 0.0	0.0
Executive Management
Derivative Financial Instruments
Employee notice period	2 years
Total impact on financial position on termination of services	kr 106.0	98.0
Employees
Derivative Financial Instruments
Total impact on financial position on termination of services	kr 75.0	kr 81.0
Service agreements | agreement	22	26